Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF

January 31, 2020 (unaudited)

	Shares	Value
Common Stocks — 99.2%
Australia - 1.1%
BHP Group PLC	2,039	$44,612
Rio Tinto PLC	1,078	58,035
Total Australia		102,647

Austria - 0.3%
ANDRITZ AG	71	2,798
Erste Group Bank AG*	278	10,216
OMV AG	138	6,880
Raiffeisen Bank International AG	128	2,922
Telekom Austria AG*	133	1,069
Verbund AG	66	3,490
Vienna Insurance Group AG Wiener Versicherung Gruppe	38	1,028
voestalpine AG	114	2,769
Total Austria		31,172

Belgium - 1.6%
Ackermans & van Haaren NV	22	3,523
Ageas	180	9,928
Anheuser-Busch InBev SA/NV	755	57,246
Colruyt SA	51	2,552
Galapagos NV*(a)	48	10,750
Groupe Bruxelles Lambert SA	71	7,138
KBC Group NV	267	19,606
Proximus SADP	139	3,962
Sofina SA	15	3,433
Solvay SA	67	6,945
Telenet Group Holding NV	47	2,187
UCB SA	117	10,772
Umicore SA	199	9,167
Total Belgium		147,209

Chile - 0.0%(b)
Antofagasta PLC	343	3,717

China - 0.3%
Prosus NV*	424	30,650

Denmark - 3.0%
Ambu A/S, Class B	164	3,004
AP Moller - Maersk A/S, Class A	4	4,508
AP Moller - Maersk A/S, Class B	6	7,200
Carlsberg A/S, Class B	100	14,628
Chr Hansen Holding A/S	100	7,456
Coloplast A/S, Class B	129	16,280
Danske Bank A/S	647	10,832
Demant A/S*	106	3,443
DSV PANALPINA A/S	194	21,105
Genmab A/S*	57	13,165
GN Store Nord A/S	126	6,258
H Lundbeck A/S	60	2,552
ISS A/S	183	4,442
Jyske Bank A/S*	59	2,247
Novo Nordisk A/S, Class B	1,621	99,159
Novozymes A/S, Class B	203	10,593
Orsted A/S‡	185	20,192
Pandora A/S	88	4,560
Rockwool International A/S, Class B	6	1,400
Tryg A/S	120	3,637
Vestas Wind Systems A/S	192	19,156
Total Denmark		275,817

Finland - 1.9%
Elisa OYJ	139	8,371
Fortum OYJ	419	10,150
Huhtamaki OYJ	93	4,142
Kesko OYJ, Class B	66	4,465
Kone OYJ, Class B	380	24,534
Metso OYJ	106	3,772
Neste OYJ	404	16,064
Nokia OYJ	5,444	21,233
Nokian Renkaat OYJ	134	3,610
Nordea Bank Abp	3,129	24,706
Orion OYJ, Class B	101	4,776
Sampo OYJ, Class A	476	21,559
Stora Enso OYJ, Class R	558	7,272
UPM-Kymmene OYJ	518	16,378
Wartsila OYJ Abp	482	5,916
Total Finland		176,948

France - 16.8%
Accor SA	184	7,551
Adevinta ASA*	219	2,666
Aeroports de Paris	27	5,117
Air France-KLM*	187	1,739
Air Liquide SA	454	65,783
Airbus SE	540	79,735
ALD SA‡	78	1,141
Alstom SA	179	9,510
Amundi SA‡	55	4,465
Arkema SA	69	6,348
Atos SE	93	7,744
AXA SA	1,883	50,249
BioMerieux	41	4,064
BNP Paribas SA	1,061	56,491
Bollore SA	973	3,962
Bouygues SA	202	7,998
Bureau Veritas SA	267	7,371
Capgemini SE	151	18,800
Carrefour SA	556	9,430
Casino Guichard Perrachon SA(a)	55	2,234
Cie de Saint-Gobain	473	17,945
Cie Generale des Etablissements Michelin	171	19,898
Cie Plastic Omnium SA(a)	54	1,358
CNP Assurances	157	2,831
Covivio	44	5,227
Credit Agricole SA	1,114	15,098
Danone SA	586	47,017
Dassault Aviation SA	2	2,434
Dassault Systemes SE	128	22,228
Edenred	237	12,814
Eiffage SA	72	8,358
Electricite de France SA	493	6,094
Elis SA	216	4,215
Engie SA	1,608	27,728
EssilorLuxottica SA	288	42,847
Eurazeo SE	41	2,940
Eutelsat Communications SA	183	2,747
Faurecia SE	73	3,492
Gecina SA	50	9,442
Getlink SE	439	7,760
Hermes International	30	22,494
ICADE	32	3,575
Iliad SA(a)	24	3,157
Imerys SA	35	1,516
Ingenico Group SA	60	6,995
Ipsen SA	34	2,524
JCDecaux SA	70	1,876
Kering SA	73	44,899
Klepierre SA	185	6,300
Lagardere SCA	112	2,129

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF (continued)

January 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
France (continued)
Legrand SA	259	$20,780
L'Oreal SA	236	65,881
LVMH Moet Hennessy Louis Vuitton SE	244	106,889
Natixis SA	831	3,521
Orange SA	1,859	26,380
Orpea	48	6,256
Pernod Ricard SA	207	35,901
Peugeot SA	528	10,889
Publicis Groupe SA	209	9,271
Remy Cointreau SA(a)	24	2,532
Renault SA	178	6,952
Rexel SA	299	3,584
Rubis SCA	88	5,447
Safran SA	323	52,243
Sanofi	1,063	102,429
Sartorius Stedim Biotech	23	4,132
Schneider Electric SE	514	51,562
SCOR SE	155	6,601
SEB SA	27	3,474
Societe BIC SA	24	1,621
Societe Generale SA	747	24,193
Sodexo SA(a)	84	8,806
Suez	364	5,982
Teleperformance	56	14,075
Thales SA	97	10,666
TOTAL SA	2,366	115,748
Ubisoft Entertainment SA*	85	6,466
Unibail-Rodamco-Westfield	131	17,798
Valeo SA	231	6,891
Veolia Environnement SA	487	14,399
Vinci SA	456	50,635
Vivendi SA	785	21,540
Wendel SA	28	3,742
Worldline SA‡*	105	7,418
Total France		1,545,040

Germany - 12.9%
1&1 Drillisch AG	45	1,105
adidas AG	189	59,861
Allianz SE	407	97,356
Aroundtown SA	1,079	10,207
BASF SE	898	60,775
Bayer AG	915	74,073
Bayerische Motoren Werke AG	312	22,246
Beiersdorf AG(a)	97	11,008
Brenntag AG	150	7,793
Carl Zeiss Meditec AG	35	4,286
Commerzbank AG	1,032	5,947
Continental AG	105	11,978
Covestro AG‡	166	7,018
Daimler AG	790	36,599
Delivery Hero SE‡*	107	8,255
Deutsche Bank AG	1,986	18,232
Deutsche Boerse AG	180	29,333
Deutsche Lufthansa AG	236	3,617
Deutsche Post AG	947	33,137
Deutsche Telekom AG	3,166	51,246
Deutsche Wohnen SE	347	14,690
DWS Group GmbH & Co. KGaA‡	32	1,273
E.ON SE	2,108	23,922
Evonik Industries AG	187	5,133
Fielmann AG	24	1,911
Fraport AG Frankfurt Airport Services Worldwide	34	2,537
Fresenius Medical Care AG & Co. KGaA	203	15,680
Fresenius SE & Co. KGaA	395	20,191
FUCHS PETROLUB SE	32	1,303
GEA Group AG	164	4,923
GRENKE AG(a)	26	2,592
Hannover Rueck SE	58	11,280
Hapag-Lloyd AG‡	27	2,220
HeidelbergCement AG	144	9,779
Hella GmbH & Co. KGaA	43	2,029
Henkel AG & Co. KGaA	98	9,068
HOCHTIEF AG	20	2,318
HUGO BOSS AG	60	2,846
Infineon Technologies AG	1,210	26,250
K+S AG(a)	191	1,863
KION Group AG	70	4,398
Knorr-Bremse AG	48	5,240
LANXESS AG	83	4,996
LEG Immobilien AG	67	8,268
Merck KGaA	126	16,184
METRO AG	164	2,289
MTU Aero Engines AG	50	15,205
Muenchener Rueckversicherungs-Gesellschaft AG	140	41,316
Nemetschek SE	54	3,683
OSRAM Licht AG	72	3,611
ProSiebenSat.1 Media SE	186	2,470
Puma SE	79	6,338
Rational AG	3	2,259
Rheinmetall AG	43	4,609
Rocket Internet SE‡*	64	1,498
RWE AG	557	19,345
SAP SE	950	124,040
Scout24 AG‡	104	7,163
Siemens AG*	742	91,800
Siemens Healthineers AG‡	126	5,932
Suedzucker AG	76	1,287
Symrise AG	123	12,669
Talanx AG	37	1,848
Telefonica Deutschland Holding AG	647	1,960
thyssenkrupp AG(a)	462	5,716
Traton SE*	49	1,248
TUI AG	431	4,422
Uniper SE	189	6,202
United Internet AG	115	3,734
Volkswagen AG	31	5,689
Vonovia SE	527	30,100
Wacker Chemie AG	15	1,083
Wirecard AG(a)	111	16,385
Zalando SE‡*	144	6,931
Total Germany		1,185,798

Ireland - 0.9%
AIB Group PLC	756	2,224
Bank of Ireland Group PLC	909	4,446
CRH PLC	775	29,177
Flutter Entertainment PLC	74	8,391
Glanbia PLC	190	2,236
Glanbia PLC	7	82
Kerry Group PLC, Class A	142	18,144
Kingspan Group PLC	146	9,004
Smurfit Kappa Group PLC	231	8,008
Total Ireland		81,712

Italy - 3.7%
A2A SpA	1,541	3,078
Amplifon SpA	118	3,358
Assicurazioni Generali SpA	1,248	24,334
Atlantia SpA	478	11,744

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF (continued)

January 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
Italy (continued)
Banca Mediolanum SpA	287	$2,592
Banco BPM SpA*(a)	1,514	3,104
Buzzi Unicem SpA	69	1,613
Buzzi Unicem SpA-RSP	40	562
Davide Campari-Milano SpA	548	5,302
DiaSorin SpA	23	2,829
Enel SpA	7,624	66,366
Eni SpA	2,431	34,101
Ferrari NV	121	20,449
FinecoBank Banca Fineco SpA	589	6,903
Hera SpA	807	3,668
Infrastrutture Wireless Italiane SpA‡	239	2,483
Intesa Sanpaolo SpA	14,537	36,175
Italgas SpA	484	3,216
Leonardo SpA	384	4,758
Mediaset SpA*	291	770
Mediobanca Banca di Credito Finanziario SpA	780	7,790
Moncler SpA	177	7,650
Nexi SpA‡*	293	4,157
Pirelli & C SpA‡	431	2,088
Poste Italiane SpA‡	452	5,184
Prysmian SpA	245	5,452
Recordati SpA	93	3,981
Saipem SpA*	557	2,314
Salvatore Ferragamo SpA	65	1,202
Snam SpA	2,217	11,884
Telecom Italia SpA*	10,316	5,565
Telecom Italia SpA-RSP	6,022	3,170
Terna Rete Elettrica Nazionale SpA	1,371	9,566
UniCredit SpA	2,172	29,082
Unione di Banche Italiane SpA	927	2,780
UnipolSai Assicurazioni SpA(a)	553	1,483
Total Italy		340,753

Jordan - 0.0%(b)
Hikma Pharmaceuticals PLC	140	3,381

Kazakhstan - 0.0%(b)
KAZ Minerals PLC	227	1,310

Luxembourg - 0.3%
ArcelorMittal SA	583	8,629
Eurofins Scientific SE	11	5,924
RTL Group SA	38	1,731
SES SA	348	4,283
Tenaris SA	464	4,796
Total Luxembourg		25,363

Mexico - 0.0%(b)
Fresnillo PLC(a)	179	1,563

Netherlands - 6.8%
Aalberts NV	96	4,204
ABN AMRO Bank NV‡	401	6,986
Adyen NV‡*	26	23,944
Aegon NV	1,705	6,933
Akzo Nobel NV	203	19,189
Argenx SE*	40	5,767
ASML Holding NV	392	110,450
ASR Nederland NV	138	5,145
Boskalis Westminster NV	81	1,900
Euronext NV‡	59	5,123
EXOR NV	101	7,459
GrandVision NV‡	48	1,471
Heineken Holding NV	103	10,147
Heineken NV	229	24,951
ING Groep NV	3,823	41,625
Koninklijke Ahold Delhaize NV	994	24,454
Koninklijke DSM NV	171	20,902
Koninklijke KPN NV	3,216	9,028
Koninklijke Philips NV	886	40,649
Koninklijke Vopak NV	66	3,539
NN Group NV	328	11,414
OCI NV*	94	1,625
Randstad NV	109	6,276
Royal Dutch Shell PLC, Class A	4,124	108,421
Royal Dutch Shell PLC, Class B	3,675	96,888
Signify NV‡	115	3,839
Takeaway.com NV‡*	39	3,678
Wolters Kluwer NV	257	19,344
Total Netherlands		625,351

Norway - 1.0%
Aker ASA, Class A	24	1,332
Aker BP ASA(a)	107	3,032
DNB ASA	1,014	17,804
Equinor ASA	957	17,354
Gjensidige Forsikring ASA	166	3,620
Leroy Seafood Group ASA	246	1,597
Mowi ASA	413	9,866
Norsk Hydro ASA	1,323	4,164
Orkla ASA	740	7,145
Salmar ASA	52	2,548
Schibsted ASA, Class A	79	2,386
Schibsted ASA, Class B	97	2,757
Telenor ASA	629	11,392
Yara International ASA	169	6,149
Total Norway		91,146

Poland - 0.5%
Bank Polska Kasa Opieki SA	155	3,955
CD Projekt SA	62	4,501
Cyfrowy Polsat SA	267	1,872
Dino Polska SA‡*	48	2,011
Grupa Lotos SA	98	1,944
KGHM Polska Miedz SA*	135	3,174
LPP SA	1	2,182
mBank SA*	13	1,244
PGE Polska Grupa Energetyczna SA*	698	1,234
Polski Koncern Naftowy ORLEN SA	301	5,871
Polskie Gornictwo Naftowe I Gazownictwo SA	1,719	1,595
Powszechna Kasa Oszczednosci Bank Polski SA	826	7,285
Powszechny Zaklad Ubezpieczen SA	556	5,765
Santander Bank Polska SA	30	2,215
Total Poland		44,848

Portugal - 0.3%
EDP - Energias de Portugal SA	2,455	12,308
Galp Energia SGPS SA	500	7,558
Jeronimo Martins SGPS SA	241	4,152
Total Portugal		24,018

Russia - 0.1%
Evraz PLC	542	2,519
Polymetal International PLC	307	5,204
Total Russia		7,723

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF (continued)

January 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
South Africa - 0.4%
Anglo American PLC	1,216	$31,828
Investec PLC	644	3,558
Total South Africa		35,386

Spain - 4.5%
Acciona SA	21	2,383
ACS Actividades de Construccion y Servicios SA	232	7,721
Aena SME SA‡	68	12,596
Amadeus IT Group SA	396	31,079
Banco Bilbao Vizcaya Argentaria SA	6,435	33,292
Banco de Sabadell SA	5,438	4,905
Banco Santander SA	16,111	63,454
Bankia SA	1,169	2,127
Bankinter SA	680	4,411
CaixaBank SA	3,489	10,208
Cellnex Telecom SA‡*	262	13,042
Corp. Financiera Alba SA	20	1,015
EDP Renovaveis SA	147	1,955
Enagas SA	244	6,576
Endesa SA	308	8,455
Ferrovial SA	469	14,896
Fomento de Construcciones y Contratas SA	73	908
Grifols SA	321	10,779
Iberdrola SA	5,886	64,381
Iberdrola SA - Interim*(c)	105	1,148
Industria de Diseno Textil SA	1,021	34,363
Inmobiliaria Colonial Socimi SA	322	4,314
Mapfre SA	987	2,529
Merlin Properties Socimi SA	330	4,681
Naturgy Energy Group SA	289	7,622
Red Electrica Corp. SA	419	8,374
Repsol SA	1,338	18,483
Siemens Gamesa Renewable Energy SA	222	3,544
Telefonica SA	4,410	29,856
Zardoya Otis SA	173	1,305
Total Spain		410,402

Sweden - 4.3%
Alfa Laval AB	305	7,626
Assa Abloy AB, B Shares	891	21,197
Atlas Copco AB, A Shares	611	21,680
Atlas Copco AB, B Shares	367	11,423
Boliden AB	265	6,304
Castellum AB	267	6,554
Electrolux AB, Series B	237	5,623
Elekta AB, B Shares(a)	355	4,066
Epiroc AB, A Shares	599	6,942
Epiroc AB, B Shares	374	4,233
Essity AB, B Shares	590	18,731
Fastighets AB Balder, B Shares*	96	4,556
Hennes & Mauritz AB, B Shares	851	18,687
Hexagon AB, B Shares	244	13,295
Husqvarna AB, B Shares	402	3,033
ICA Gruppen AB	76	3,342
Industrivarden AB, A Shares	206	4,984
Industrivarden AB, C Shares	166	3,915
Investment AB Latour, B Shares	117	1,953
Investor AB, A Shares	129	7,040
Investor AB, B Shares	441	24,167
Kinnevik AB, B Shares	237	5,724
L E Lundbergforetagen AB, B Shares	74	3,214
Lundin Petroleum AB	172	5,239
Nibe Industrier AB, B Shares	297	5,149
Saab AB, B Shares	93	3,022
Sandvik AB	1,046	19,116
Securitas AB, B Shares	307	4,833
Skandinaviska Enskilda Banken AB, A Shares	1,394	13,774
Skandinaviska Enskilda Banken AB, C Shares	20	211
Skanska AB, B Shares	346	8,005
SKF AB, B Shares	370	6,783
Svenska Cellulosa AB SCA, A Shares	21	215
Svenska Cellulosa AB SCA, B Shares	588	5,888
Svenska Handelsbanken AB, A Shares	1,441	14,155
Svenska Handelsbanken AB, B Shares	34	355
Swedbank AB, A Shares	973	14,965
Swedish Match AB	161	9,110
Swedish Orphan Biovitrum AB*(a)	174	3,108
Tele2 AB, B Shares	517	7,799
Telefonaktiebolaget LM Ericsson, A Shares	35	294
Telefonaktiebolaget LM Ericsson, B Shares	2,898	22,778
Telia Co. AB	2,531	10,832
Trelleborg AB, B Shares	241	3,958
Volvo AB, B Shares	1,455	24,953
Total Sweden		392,831

Switzerland - 15.5%
ABB Ltd.	1,750	40,844
Adecco Group AG	148	8,701
Alcon, Inc.*	446	26,331
Baloise Holding AG	45	8,132
Banque Cantonale Vaudoise	3	2,510
Barry Callebaut AG	3	6,644
Chocoladefabriken Lindt & Spruengli AG	1	8,383
Cie Financiere Richemont SA	500	36,622
Clariant AG*	199	4,484
Coca-Cola HBC AG*	188	6,904
Credit Suisse Group AG*	2,405	30,460
DKSH Holding AG	35	1,809
Dufry AG*	27	2,344
EMS-Chemie Holding AG	7	4,587
Flughafen Zurich AG	18	3,130
Geberit AG	35	18,479
Georg Fischer AG	4	3,934
Givaudan SA	9	29,675
Glencore PLC*	10,527	30,876
Helvetia Holding AG	33	4,749
Julius Baer Group Ltd.*	210	10,517
Kuehne + Nagel International AG	49	7,926
LafargeHolcim Ltd.*	490	24,946
Logitech International SA	145	6,519
Lonza Group AG*	73	29,989
Nestle SA	2,834	312,594
Novartis AG	2,064	195,111
OC Oerlikon Corp. AG	191	2,038
Pargesa Holding SA	38	3,048
Partners Group Holding AG	16	14,679
PSP Swiss Property AG	39	5,896
Roche Holding AG	681	228,989
Roche Holding AG	26	8,627
Schindler Holding AG - Participating Certificate	39	10,085
Schindler Holding AG - Registered	18	4,479
SGS SA	5	14,469
Sika AG	136	24,466
Sonova Holding AG	53	13,288
STMicroelectronics NV*	613	17,180
Straumann Holding AG	10	9,539
Sulzer AG	17	1,879
Swatch Group AG (The) - Bearer	26	6,543

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF (continued)

January 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
Switzerland (continued)
Swatch Group AG (The) - Registered	40	$1,950
Swiss Life Holding AG	33	16,609
Swiss Prime Site AG*	73	8,916
Swiss Re AG	270	30,515
Swisscom AG	25	13,728
Temenos AG*	58	9,375
UBS Group AG*	3,357	41,769
Vifor Pharma AG	43	7,936
Zurich Insurance Group AG	143	59,412
Total Switzerland		1,422,615

United Arab Emirates - 0.0%(b)
NMC Health PLC(a)	115	1,959

United Kingdom - 22.6%
3i Group PLC	925	13,468
Admiral Group PLC	199	5,926
Ashmore Group PLC(a)	385	2,758
Ashtead Group PLC	442	14,304
Associated British Foods PLC	338	11,700
AstraZeneca PLC	1,287	125,950
Auto Trader Group PLC‡	897	6,645
AVEVA Group PLC	63	4,084
Aviva PLC	3,795	19,930
B&M European Value Retail SA	844	4,046
Babcock International Group PLC	247	1,917
BAE Systems PLC	3,111	25,893
Barclays PLC	16,853	37,322
Barratt Developments PLC	980	10,371
Bellway PLC	119	6,251
Berkeley Group Holdings PLC	113	7,805
BP PLC	19,533	117,593
British American Tobacco PLC	2,238	99,051
British Land Co. PLC (The)	914	6,682
BT Group PLC	8,488	18,005
Bunzl PLC	327	8,470
Burberry Group PLC	396	10,195
Centrica PLC	5,652	6,321
Cineworld Group PLC(a)	999	2,335
CNH Industrial NV	960	9,175
Compass Group PLC	1,554	38,450
ConvaTec Group PLC‡	1,454	3,987
Croda International PLC	121	7,950
DCC PLC	96	7,760
Derwent London PLC	99	5,364
Diageo PLC	2,261	89,712
Direct Line Insurance Group PLC	1,366	6,083
DS Smith PLC	1,261	5,663
easyJet PLC	191	3,507
Experian PLC	882	30,659
Fiat Chrysler Automobiles NV	1,070	13,912
G4S PLC	1,534	3,951
GlaxoSmithKline PLC	4,806	113,021
GVC Holdings PLC	561	6,487
Halma PLC	368	10,221
Hargreaves Lansdown PLC(a)	267	6,071
Hiscox Ltd.	276	4,777
Howden Joinery Group PLC	567	5,145
HSBC Holdings PLC	19,855	144,422
IMI PLC	266	3,871
Imperial Brands PLC	926	23,813
Inchcape PLC	387	3,352
Informa PLC	1,211	12,368
InterContinental Hotels Group PLC	177	10,932
International Consolidated Airlines Group SA	642	4,817
Intertek Group PLC	157	11,921
ITV PLC	3,611	6,445
J Sainsbury PLC	1,609	4,293
JD Sports Fashion PLC	358	3,878
John Wood Group PLC	657	3,259
Johnson Matthey PLC	184	6,318
Just Eat PLC*	571	6,481
Kingfisher PLC	2,046	5,502
Land Securities Group PLC	692	8,556
Legal & General Group PLC	5,753	23,168
Lloyds Banking Group PLC	68,558	51,323
London Stock Exchange Group PLC	304	31,401
M&G PLC*	2,526	7,998
Marks & Spencer Group PLC	1,935	4,489
Meggitt PLC	751	6,688
Melrose Industries PLC	4,675	14,371
Micro Focus International PLC	318	4,298
Mondi PLC	471	9,599
National Grid PLC	3,411	45,225
Next PLC	124	11,265
Ocado Group PLC*	439	7,080
Pearson PLC	773	5,792
Pennon Group PLC	416	6,079
Persimmon PLC	308	12,395
Phoenix Group Holdings PLC	522	5,216
Prudential PLC	2,549	45,429
Quilter PLC‡	1,847	4,143
Reckitt Benckiser Group PLC	617	51,085
RELX PLC	1,843	48,905
Renishaw PLC	34	1,782
Rentokil Initial PLC	1,798	11,069
Rightmove PLC	847	7,344
Rolls-Royce Holdings PLC*	1,675	14,794
Royal Bank of Scotland Group PLC	4,414	12,702
RSA Insurance Group PLC	998	7,241
Sage Group PLC (The)	1,056	10,279
Schroders PLC	111	4,701
Segro PLC	1,059	12,712
Severn Trent PLC	230	7,819
Smith & Nephew PLC	850	20,465
Smiths Group PLC	385	8,574
Spirax-Sarco Engineering PLC	71	8,348
SSE PLC	1,006	20,004
St James's Place PLC	508	7,661
Standard Chartered PLC	2,558	21,277
Standard Life Aberdeen PLC	2,252	8,950
Subsea 7 SA	227	2,442
Tate & Lyle PLC	463	4,839
Taylor Wimpey PLC	3,163	8,969
TechnipFMC PLC	445	7,163
Tesco PLC	9,401	30,597
Travis Perkins PLC	245	5,011
Unilever NV	1,423	83,106
Unilever PLC	1,068	63,824
United Utilities Group PLC	663	8,858
Virgin Money UK PLC*	1,224	2,650
Vodafone Group PLC	26,321	51,802
Weir Group PLC (The)	257	4,567
Whitbread PLC	130	7,660
Wm Morrison Supermarkets PLC(a)	2,139	5,130
WPP PLC	1,188	14,799
Total United Kingdom		2,082,233

United States - 0.4%
Carnival PLC	152	6,248
Ferguson PLC	220	19,726

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF (continued)

January 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
United States (continued)
QIAGEN NV*	213	$7,119
Total United States		33,093

Total Common Stocks (Cost $9,807,291)		9,124,685

Preferred Stocks — 0.8%

Germany - 0.8%
Bayerische Motoren Werke AG, 6.93%	55	3,072
FUCHS PETROLUB SE, 2.32%(a)	69	3,059
Henkel AG & Co. KGaA, 1.96%	170	17,321
Porsche Automobil Holding SE, 3.55%	149	10,095
Sartorius AG, 0.28%	33	7,702
Volkswagen AG, 2.92%	180	32,391
Total Germany		73,640

Total Preferred Stocks (Cost $83,530)		73,640

Short-Term Investment — 1.0%

Money Market Fund — 1.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.51%(d)(e)
(Cost $94,125)	94,125	94,125

Total Investments — 101.0% (Cost $9,984,946)		9,292,450
Other Assets and Liabilities, Net —(1.0)%		(97,196)
Net Assets — 100.0%		$9,195,254

		% of
Industry	Value	Net Assets
Financials	$1,669,103	18.1%
Health Care	1,309,763	14.3
Industrials	1,300,628	14.1
Consumer Staples	1,228,351	13.4
Consumer Discretionary	883,469	9.6
Materials	664,717	7.2
Energy	580,283	6.3
Information Technology	524,513	5.7
Utilities	449,472	4.9
Communication Services	414,188	4.5
Real Estate	173,838	1.9
Money Market Fund	94,125	1.0
Total Investments	$9,292,450	101.0%
Other Assets and Liabilities, Net	(97,196)	(1.0)
Total Net Assets	$9,195,254	100.0%

‡	May be sold to institutional investors only under Rule 144A or securities offered pursuant to section 4(a)(2) of the Securities Act of 1933, as amended.
*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $88,295; total market value of collateral held by the Fund was $94,125.
(b)	Less than 0.05%.
(c)	Security has been deemed illiquid because it may not be able to be resold within seven days at approximately the price shown. At January 31, 2020, the value of this security was $1,148.
(d)	Reflects the 1-day yield at January 31, 2020.
(e)	Represents security purchased with cash collateral received for securities on loan.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF (continued)

January 31, 2020 (unaudited)

Forward Foreign Currency Contracts Outstanding as of January 31, 2020:

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at January 31, 2020	Unrealized Appreciation
Swiss Franc	02/05/20	Morgan Stanley	653,153	$677,234	$677,456	$222
Danish Krone	02/05/20	Morgan Stanley	894,321	132,619	132,667	48
Euro	02/05/20	Morgan Stanley	2,087,627	2,313,783	2,314,194	411
British Pound	02/05/20	Morgan Stanley	957,350	1,262,039	1,262,144	105
Swedish Krona	02/05/20	Morgan Stanley	1,883,744	195,426	195,481	55
Unrealized Appreciation				$4,581,101	$4,581,942	$841

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at January 31, 2020	Unrealized Appreciation
Danish Krone	02/05/20	Morgan Stanley	(895,691)	$(134,826)	$(132,870)	$1,956
Euro	02/05/20	Morgan Stanley	(2,092,886)	(2,353,760)	(2,320,024)	33,736
British Pound	02/05/20	Morgan Stanley	(957,350)	(1,269,352)	(1,262,144)	7,208
Norwegian Krone	02/05/20	Morgan Stanley	(453,735)	(51,632)	(49,225)	2,407
Norwegian Krone	03/04/20	Morgan Stanley	(443,624)	(48,135)	(48,133)	2
Polish Zloty	02/05/20	Morgan Stanley	(91,136)	(24,065)	(23,495)	570
Polish Zloty	03/04/20	Morgan Stanley	(86,560)	(22,321)	(22,319)	2
Swedish Krona	02/05/20	Morgan Stanley	(1,888,422)	(202,022)	(195,966)	6,056
Unrealized Appreciation				$(4,106,113)	$(4,054,176)	$51,937

Total Unrealized Appreciation						$52,778

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at January 31, 2020	Unrealized (Depreciation)
Danish Krone	02/05/20	Morgan Stanley	1,370	$205	$203	$(2)
Euro	02/05/20	Morgan Stanley	5,259	5,882	5,830	(52)
Norwegian Krone	02/05/20	Morgan Stanley	453,735	49,242	49,225	(17)
Polish Zloty	02/05/20	Morgan Stanley	91,136	23,501	23,496	(5)
Swedish Krona	02/05/20	Morgan Stanley	4,678	498	485	(13)
Unrealized Depreciation				$79,328	$79,239	$(89)

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at January 31, 2020	Unrealized (Depreciation)
Swiss Franc	02/05/20	Morgan Stanley	(653,153)	$(675,871)	$(677,456)	$(1,585)
Swiss Franc	03/04/20	Morgan Stanley	(661,311)	(686,954)	(687,229)	(275)
Danish Krone	03/04/20	Morgan Stanley	(929,876)	(138,145)	(138,200)	(55)
Euro	03/04/20	Morgan Stanley	(2,069,337)	(2,297,192)	(2,297,790)	(598)
British Pound	03/04/20	Morgan Stanley	(927,767)	(1,223,875)	(1,224,048)	(173)
Swedish Krona	03/04/20	Morgan Stanley	(1,895,143)	(196,846)	(196,919)	(73)
Unrealized Depreciation				$(5,218,883)	$(5,221,642)	$(2,759)

Total Unrealized Depreciation						$(2,848)

Net Unrealized Appreciation/(Depreciation)						$49,930

As of January 31, 2020, there was no collateral segregated by the counterparty for forward foreign currency contracts.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF (continued)

January 31, 2020 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Common Stocks
Australia	$102,647	$—	$—	$102,647
Austria	31,172	—	—	31,172
Belgium	147,209	—	—	147,209
Chile	3,717	—	—	3,717
China	30,650	—	—	30,650
Denmark	275,817	—	—	275,817
Finland	176,948	—	—	176,948
France	1,545,040	—	—	1,545,040
Germany	1,185,798	—	—	1,185,798
Ireland	81,712	—	—	81,712
Italy	340,753	—	—	340,753
Jordan	3,381	—	—	3,381
Kazakhstan	1,310	—	—	1,310
Luxembourg	25,363	—	—	25,363
Mexico	1,563	—	—	1,563
Netherlands	625,351	—	—	625,351
Norway	91,146	—	—	91,146
Poland	44,848	—	—	44,848
Portugal	24,018	—	—	24,018
Russia	7,723	—	—	7,723
South Africa	35,386	—	—	35,386
Spain	410,402	—	—	410,402
Sweden	392,831	—	—	392,831
Switzerland	1,422,615	—	—	1,422,615
United Arab Emirates	1,959	—	—	1,959
United Kingdom	2,082,233	—	—	2,082,233
United States	33,093	—	—	33,093
Total Common Stocks	9,124,685	—	—	9,124,685
Preferred Stocks
Germany	73,640	—	—	73,640
Short-Term Investment:
Money Market Fund	94,125	—	—	94,125
Total Investments in Securities	9,292,450	—	—	9,292,450
Other Financial Instruments:(g)
Forward Foreign Currency Contracts	—	52,778	—	52,778
Total Investments in Securities and Other Financial Instruments	$9,292,450	$52,778	$—	$9,345,228
Liability Valuation Inputs
Other Financial Instruments:(g)
Forward Foreign Currency Contracts	$—	$2,848	$—	$2,848

(f)	For a complete listing of investments and their countries, see the Schedules of Investments.
(g)	Reflects the unrealized appreciation (depreciation) of the instruments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF (continued)

January 31, 2020 (unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2019	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2020	Change in Unrealized Appreciation/ (Depreciation) from Investments Still Held at January 31, 2020
Common Stock
Rolls-Royce Holdings PLC — Entitlement Shares	$150	$—	$(2)	$(1)	$100	$(247)	$—	$—	$—	$—